FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Interest Rate Risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price of publicly traded investments, change	$ 1
Impact on net income	0	$ 0
Impact on other comprehensive income	$ 0	17,000,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expenditure derivatives - change in foreign exchange rate, change in Cdn% relative to US$ (in dollars per share)	$ 0.01
Impact on net income	$ 0	0
Impact on other comprehensive income	$ 9,000,000	7,000,000
Interest rate risk | Short-term borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 13,000,000	22,000,000
Impact on other comprehensive income	$ 0	0
Interest rate risk | Bank credit facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Short-term borrowings, percent change in interest rates	1.00%
Impact on net income	$ 32,000,000	0
Impact on other comprehensive income	$ 0	$ 0
Fixed interest rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percent of borrowings (as a percent)	85.60%	91.20%